Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Statements of Cash Flows - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income/(loss) for the year	¥ (52,805)	$ (8,174)	¥ 161,005	¥ 241,099
Share-based compensation	1,865	289	(10,631)	51,664
Investment income			(211)	(7,373)
Finance costs	20,304	3,143	12,288	18,908
Equity in earnings of subsidiaries and VIEs	(7,386)	(1,143)	(145,670)	(333,211)
Other receivables, deposits and other assets	(734)	(114)	(3,050)	(60,380)
Accrued expenses and other current liabilities	(6,463)	(1,000)	(3,572)	(3,857)
Amounts due to subsidiaries and VIEs			100,209	11
Other non-current assets and liabilities	(1,085)	(168)	(1,789)	(1,621)
Amounts due from subsidiaries and VIEs			(254,001)	(1,727,903)
Amounts due from related parties				(7)
Net cash used in operating activities	(46,304)	(7,167)	(145,422)	(1,822,670)
Purchase of investments				(13,416)
Proceed from redemption of investments upon maturity	13,017	2,015	213,860
Amounts due from subsidiaries and VIEs	(180,391)	(27,923)
Net cash (used in)/provided by investing activities	(167,374)	(25,908)	213,860	(13,416)
Dividend to shareholders	(92,554)	(14,326)	(184,238)
Repurchase of ordinary shares	(24,628)	(3,812)	(56,058)	(417,149)
Proceeds from issuance of bonds				2,069,160
Issuance cost of bonds				(32,971)
Proceeds on exercise of stock options				858
Repurchase of bonds	(80,174)	(12,410)	(10,659)
Amounts due to subsidiaries and VIEs	17,076	2,643
Net cash provided by/ (used in) financing activities	(180,280)	(27,905)	(250,955)	1,619,898
Net change in cash and cash equivalents and restricted cash	(393,958)	(60,980)	(182,517)	(216,188)
Cash and cash equivalents and restricted cash at beginning of the year	1,247,633	193,120	1,496,959	1,702,804
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(75,432)	(11,676)	(66,809)	10,343
Cash and cash equivalents and restricted cash at end of the year	¥ 778,243	$ 120,464	¥ 1,247,633	¥ 1,496,959